BUSINESS ORGANIZATION, LIQUIDITY AND MANAGEMENT'S PLANS (Details Textual) - USD ($)		1 Months Ended				3 Months Ended		12 Months Ended
	Dec. 10, 2015	May 31, 2016	Apr. 22, 2016	Mar. 24, 2016	Nov. 23, 2015	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Mar. 17, 2016	May 27, 2015	Dec. 31, 2013
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Working Capital, Target											$ 70,069
Working Capital, Target Reduction Per Day											3,333
Cash						$ 362,854		$ 207,192
Net loss						(1,417,070)	$ (378,666)	(3,180,269)	$ (3,151,381)
Stockholders' Equity						1,437,222		1,396,560	(1,180,498)			$ (452,685)
Working Capital						763,090		342,186
Proceeds from Issuance of Common Stock								568,468	0
Debt Conversion, Original Debt, Amount								555,910
Line of Credit Facility, Current Borrowing Capacity					$ 1,000,000	1,500,000		1,000,000
Line of Credit Facility, Maximum Borrowing Capacity					$ 5,000,000	$ 5,000,000				$ 5,000,000
Related Party Transaction, Beneficial Ownership Percentage					16.00%	28.20%
Increments Line of Credit					$ 500,000
Proceeds from Lines of Credit	$ 1,000,000				1,000,000	$ 250,000	$ 0	1,000,000
Proceeds from Issuance or Sale of Equity, Total						861,790
Line of Credit Increment Amount										500,000
Other Receivables, Net, Current, Total						120,000		$ 0
Subsequent Event [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Proceeds from Issuance or Sale of Equity, Total						686,900
Common Stock [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares								2,633,334
Business Acquisition, Equity Interest Issued or Issuable, Basis for Determining Value								If LIBBs estimated net working capital at the closing was less than its net working capital target, the number of shares of Long Island Iced Tea Corp.s common stock to be received by the LIBB members at the closing was to be reduced by a number of shares, allocated among the LIBB members pro rata, equal to such deficiency divided by $3.00. If LIBBs estimated net working capital at the closing was more than its net working capital target, the number of shares of Long Island Iced Tea Corp.s common stock to be received by the LIBB members at the closing was to be increased by a number of shares, allocated among the LIBB members pro rata, equal to such excess divided by $3.00. LIBBs net working capital target was $70,069, except that for each day after February 15, 2015, the target was reduced by $3,333 for each day after such date through and including the closing date.
Percentage Of Shares To Be Received Excluding Working Capital Adjustment								63.00%
Net loss						0		$ 0	0
Stockholders' Equity						$ 497		$ 463	$ 263			$ 263
Stock Issued During Period, Shares, New Issues						7,500		0
Warrants And Shares Issued								174,000
Common Stock [Member] | Management's Plan [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Stock Issued During Period, Shares, New Issues								142,636
Proceeds from Issuance of Common Stock								$ 568,468
Proceed From Sale of Common Stock And Warrants								$ 540,946
Common Stock [Member] | Liquidity and Managements Plan [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Stock Issued During Period, Shares, New Issues						230,475
Common Stock [Member] | Subsequent Event [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Stock Issued During Period, Shares, New Issues						171,725
Warrant [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Stock Issued During Period, Shares, New Issues						230,475
Warrant [Member] | Subsequent Event [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Stock Issued During Period, Shares, New Issues						171,725
Previously Credit Agreement [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Proceeds from Lines of Credit				$ 250,000
Previously Credit Agreement [Member] | Maximum [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Line of Credit Facility, Current Borrowing Capacity										$ 1,500,000
Previously Credit Agreement [Member] | Subsequent Event [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Proceeds from Lines of Credit		$ 250,000	$ 250,000	$ 250,000
Previously Credit Agreement [Member] | Subsequent Event [Member] | Maximum [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			1,500,000
Revolving Credit Facility [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Line of Credit Increment Amount			$ 500,000		$ 500,000
Cullen [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Working Capital, Target											786,985
Working Capital, Target Reduction Per Day											$ 667
Business Combination, Indemnification Assets, Basis for Amount								an aggregate of 500,000 of the Merger Shares (Indemnity Shares) were placed in escrow, in accordance with an escrow agreement (the Escrow Agreement) executed by Long Island Iced Tea Corp., Philip Thomas, as the representative of the LIBB members under the Merger Agreement (the LIBB Representative), and Continental Stock Transfer & Trust Company, as escrow agent (the Escrow Agent). The escrow is the sole remedy for Cullen, Long Island Iced Tea Corp. and LIBB for their rights to indemnification under the Merger Agreement. The Members right to indemnification will be satisfied through the issuance by Long Island Iced Tea Corp. of up to 500,000 additional shares of Long Island Iced Tea Corp.s Common Stock.
Cullen [Member] | Common Stock [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Basis for Determining Value								If Cullens estimated net working capital at the closing was more than its net working capital target, the number of shares of Long Island Iced Tea Corp.s common stock to be received by the LIBB members at the closing was to be reduced by a number of shares, allocated among the LIBB members pro rata, equal to such excess divided by $3.00. If Cullens estimated net working capital at the closing was less than its net working capital target, the number of shares of Long Island Iced Tea Corp.s common stock to be received by the LIBB members at the closing was to be increased by a number of shares, allocated among the LIBB members pro rata, equal to such deficiency divided by $3.00. Cullens net working capital target was $786,985, except that for each day after February 15, 2015, the target was reduced by $667 for each day after such date through and including the closing date.